Other Current Liabilities and Accrued Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Current Liabilities and Accrued Expense [Line Items]
Payroll and employee benefits	$ 19,817	$ 17,538
Value-added tax and other business taxes	13,638	12,452
Dealer commissions and subsidies	12,462	11,484
Income and withholding taxes	12,060	17,169
Handset purchases	11,398	16,746
Other	47,058	48,223
Other current liabilities and accrued expenses	$ 116,433	$ 123,612